INVENTORY (Tables)	12 Months Ended
Dec. 31, 2017
Inventory Disclosure [Abstract]
Schedule of Inventory, Net
Inventory is composed of the following:

	December 31,
	2017	2016

Raw materials and components	$9,428	$10,715
Work in progress	21,875	21,618
Spare parts	6,584	5,743
Finished goods	743	1,193

Total inventory (*)	$38,630	$39,269

(*) The total amount of Rotables included in the company inventory for the years ended December 31, 2017 and 2016 were $8,615 and $8,345, respectively.